June 5, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus AMT-Free Municipal Cash Management Plus
 1933 Act File No.: 33-36821
 1940 Act File No.: 811-06172
 CIK No.: 0000867955

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 48 to the Registration Statement, electronically filed with the Securities and Exchange Commission on May 26, 2017.

Please address any comments or questions to my attention at (212) 922-6906.

Sincerely,

/s/ Elyse Cardona
Elyse Cardona
Senior Paralegal